Net Loss Per Share - Reconciliation for EPS Calculations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Numerator:
Net loss attributable to Innventure, Inc. shareholders	$ (61,754)	$ (16,436)	$ (30,845)
Undistributed loss for participating securities	217
Undistributed loss for participating securities	(61,971)
Less: Undistributed loss attributable to participating securities	0
Net Loss attributable to common shareholders, basic	(61,971)
Net Loss attributable to common shareholders, diluted	$ (61,971)
Denominator:
Weighted average number of units outstanding, basic (in shares)	43,951,279
Weighted average number of units outstanding, diluted (in shares)	43,951,279
Net loss per share attributable to common shareholders, basic (in usd per share)	$ (1.41)
Net loss per share attributable to common shareholders, diluted (in usd per share)	$ (1.41)